Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2013	Jan. 22, 2014
Document And Entity Information
Entity Registrant Name	ChatChing Inc.
Entity Central Index Key	0001524083
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		409,777,775
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013